UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
__________ to __________

Date of Report (Date of earliest event reported):  ____________

Commission File Number of securitizer:  ____________

Central Index Key Number of securitizer:  ____________

____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  0001937771

PenFed Auto Receivables Owner Trust 2026-A
____________________________________________________________________________________________________________________________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  __________

Central Index Key Number of underwriter (if applicable):  __________

William D. Heyer 1-800-247-5626
____________________________________________________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01.  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

See Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 2, 2026, attached as Exhibit 99.1 to this Form ABS-15G.

INDEX OF EXHIBITS

Exhibit No.	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated June 2, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: June 3, 2026

PenFed Auto Receivables Funding, LLC
(Depositor)

By:	/s/ Corey Sesin
	Name:	Corey Sesin
	Title:	President